December 31, 2001

Berger Institutional
Products Trust
Annual Report

[BERGER FUNDS LOGO]

BERGER IPT-LARGE CAP GROWTH FUND

This report reflects the financial position of the Fund at December 31, 2001 and the results of operations and changes in its net assets for the periods indicated.

                                                Berger IPT-Large Cap Growth Fund

TABLE OF CONTENTS
================================================================================


BERGER IPT-LARGE CAP GROWTH FUND

Portfolio Manager Commentary ..............................................    4

Schedule of Investments ...................................................    5

FINANCIAL STATEMENTS AND NOTES

Statement of Assets and Liabilities .......................................    8

Statement of Operations ...................................................    9

Statements of Changes in Net Assets .......................................   10

Notes to Financial Statements .............................................   11

FINANCIAL HIGHLIGHTS ......................................................   14

REPORT OF INDEPENDENT ACCOUNTANTS .........................................   15

OTHER MATTERS (UNAUDITED) .................................................   16

FUND TRUSTEES AND OFFICERS (UNAUDITED) ....................................   17



This material must be preceded or accompanied by a prospectus. Berger Distributors LLC - Member NASD (2/02)



            Berger IPT - Large Cap Growth Fund o December 31, 2001 Annual Report

4


BERGER IPT - LARGE CAP     Ticker Symbol                                  BGINX
GROWTH FUND                PORTFOLIO MANAGER COMMENTARY    STEVEN L. FOSSEL CFA
================================================================================

MARKET CONDITIONS

The past year was one of the most difficult investment periods on record, especially for growth stock investors. Growth stocks underperformed the market in general and value stocks in particular for two main reasons. First, the economy slowed suddenly. Although this affected the earnings growth of most companies, the impact fell harder on companies that had been posting superior growth. Second, valuations accorded to companies with superior growth had reached much higher-than-average levels, reflecting their higher growth rates, and those premiums shrank with the companies' slowing revenue and earnings growth. The combination of declining growth rates and lower valuations caused growth stock prices to drop more than the market in general.

FUND PERFORMANCE

Against this difficult backdrop, the Berger IPT-Large Cap Growth Fund (the "Fund") was down 25.26% for the year ended December 31, 2001, compared with a 20.42% decline in the Russell 1000 Growth Index(1) and an 11.88% decline in the S&P 500 Index(2) Over the last year, most major industry sectors performed poorly with technology, communications, utility and energy services being the hardest hit. The key reason for the Fund's underperformance was that we held many companies, especially technology companies, whose fast growth rates and higher valuations suffered sharp declines.

Although we significantly reduced our technology exposure throughout the year, we did not foresee the magnitude or duration of the decline in this sector. Many of our technology stocks were down dramatically, and the Fund particularly suffered from its large holdings of networking, storage and software stocks. Among networking stocks, JDS Uniphase Corp., Corning, Inc., Nortel Networks Corp. and Cisco Systems, Inc. dragged down performance. So did the Fund's storage holdings, including EMC Corp. and Network Appliance, Inc. In software, Oracle Corp. and VeriSign, Inc. had a negative impact on Fund performance.

Believing that many networking stocks will experience a protracted decline in orders, we sold our positions in Corning, Nortel and JDS Uniphase. We are more sanguine about the outlook for several software stocks. VeriSign, for example, has continued to show strong growth throughout this period, so we increased our position in the stock. The company has a market-share lead, strong management and high barriers to entry in its business. We also continue to hold Veritas Software Corp. because it has improved its competitive position and should benefit from an economic recovery. On a positive note, technology started performing better later in the year and International Business Machines Corp., Microsoft Corp. and Intel Corp. all contributed positively to the Fund's performance.

The energy and utility sectors were strong in the beginning of the year but much weaker the second half. Many of the Fund's energy services holdings such as Nabors Industries, Inc. were good performers in the first part of the year as a result of strong commodity prices and high drilling activity. This trend reversed itself in the second half of the year as slowing economic activity caused deterioration in the supply/demand balance. We sold several holdings, including Nabors Industries, Inc., at the beginning of this downward trend.

In other sectors the news was less bleak with some bright spots. In communications, the Fund suffered a decline in Qwest Communications International, Inc. but enjoyed a rise in Sprint Corp. (PCS Group). Retail holdings Wal-Mart Stores, Inc. and Best Buy Co., Inc. did well while The Kroger Co. did poorly. Financial stocks showed a similar mixed pattern. Market-sensitive stocks such as Charles Schwab & Co., Inc. and Morgan Stanley Dean Witter & Co. suffered declines, while consistent growth companies like Freddie Mac and Fifth Third Bancorp. were positive contributors to performance. Individual company execution and stock picking were crucial in these sectors.

At the end of the period, healthcare was the Fund's second-largest sector. We increased our holdings in this sector over the year because many companies are showing strong growth that is not affected by the current economic weakness. We purchased several healthcare services companies such as Tenet Healthcare Corp. and Anthem, Inc. that were positive contributors to performance. Accelerating sales growth in hospital stocks such as Tenet Healthcare and HCA, Inc. is resulting in margin expansion and better-than-expected earnings growth. American Home Products Corp. and Medtronic, Inc. were also strong performers for the Fund. We continue to own several biotechnology stocks such as Genentech, Inc. that declined for the year on the contraction in industry valuations but remain attractive as a result of strong growth in existing products and an exciting product pipeline.

OUTLOOK

We believe we have addressed the issues that led to the Fund's underperformance this past year and are looking forward to a fresh start for the coming year. In our opinion the Fund is better balanced, with decreased exposure to technology and increased exposure to the more stable healthcare, consumer and financial sectors. Stimulative economic and fiscal policy should also help the economy and the stock market in general.

Past performance is no guarantee of future results.

(1)The Russell 1000 Growth Index, which includes reinvestment of dividends, measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged, and investors cannot actually make investments in the Index.

(2)The S&P 500 Index is an unmanaged index, with dividends reinvested, that consists of the common stocks of 500 publicly traded U.S. companies. It is a generally recognized indicator used to measure overall performance of the U.S. stock market. One cannot invest directly in an index.


Berger IPT - Large Cap Growth Fund o December 31, 2001 Annual Report

PERFORMANCE OVERVIEW
                                              BERGER IPT - LARGE CAP GROWTH FUND
================================================================================

BERGER IPT-LARGE CAP GROWTH FUND

GROWTH OF $10,000

                                        12/31/01
Berger IPT-Large Cap Growth Fund        $18,471

Russell 1000 Growth Index               $16,893

S&P 500 Index                           $19,103


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

One Year                                (25.26)%

Five Year                                10.64%

Life of Fund (5/1/96)                    11.43%

Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Fund's change in value is compared to the Russell 1000 Growth Index, the Fund's new benchmark index, and the S&P 500 Index, the Fund's previous benchmark.The Fund is changing its benchmark index so that it correlates more closely to the investment style of the Fund.

================================================================================

SCHEDULE OF INVESTMENTS



                                                              December 31, 2001
--------------------------------------------------------------------------------
Shares                                                                    Value
--------------------------------------------------------------------------------

Common Stock (93.66%)
Aerospace/Defense (1.88%)
       3,000     Northrop Grumman Corp.                               $ 302,430
      10,000     Raytheon Co.                                           324,700
--------------------------------------------------------------------------------
                                                                        627,130

Banks - Money Center (2.59%)
      17,073     Citigroup, Inc.                                        861,845
--------------------------------------------------------------------------------

Banks - Super Regional (2.73%)

         8,825    FIFTH THIRD BANCORP.                                  541,237
       6,110     Northern Trust Corp.                                   367,944
--------------------------------------------------------------------------------
                                                                        909,181

Beverages - Soft Drinks (1.02%)
       7,000     Pepsico, Inc.                                          340,830
--------------------------------------------------------------------------------

Commercial Services - Advertising (2.15%)
       8,000     Omnicom Group, Inc.                                    714,800
--------------------------------------------------------------------------------

Common Stock (93.66%) - continued
Computer - Manufacturers (3.36%)
       5,690     International Business
                 Machines Corp.                                       $ 688,262
      35,000     Sun Microsystems, Inc. *                               430,500
--------------------------------------------------------------------------------
                                                                      1,118,762

Computer - Networking (1.54%)
      28,318     Cisco Systems, Inc. *                                  512,839
--------------------------------------------------------------------------------

Computer - Services (2.07%)
      10,000     Amdocs Ltd. *                                          339,700
       5,090     Electronic Data Systems Corp.                          348,920
--------------------------------------------------------------------------------
                                                                        688,620

Computer Software - Desktop (3.81%)
      19,160     Microsoft Corp. *                                    1,269,350
--------------------------------------------------------------------------------

Computer Software - Enterprise (1.86%)
      28,610     Oracle Corp. *                                         395,104
       5,000     VERITAS Software Corp. *                               224,150
--------------------------------------------------------------------------------
                                                                        619,254
--------------------------------------------------------------------------------


            Berger IPT - Large Cap Growth Fund o December 31, 2001 Annual Report

6

BERGER IPT-LARGE CAP
GROWTH FUND
================================================================================

SCHEDULE OF INVESTMENTS


                                                               December 31, 2001
--------------------------------------------------------------------------------
Shares                                                                    Value
--------------------------------------------------------------------------------

Common Stock (93.66%) - continued
Computer Software - Security (1.80%)
      15,000     Check Point Software
                 Technologies Ltd.*                                   $ 598,350
--------------------------------------------------------------------------------

Diversified Operations (6.26%)
      20,080     AOL Time Warner, Inc.*                                 644,568
      24,450     Tyco International Ltd.                              1,440,105
--------------------------------------------------------------------------------
                                                                      2,084,673
--------------------------------------------------------------------------------

Electrical - Equipment (3.66%)
      30,420     General Electric Co.                                 1,219,234
--------------------------------------------------------------------------------

Electronics - Miscellaneous Products (1.30%)
      10,700     Celestica, Inc.*                                       432,173
--------------------------------------------------------------------------------

Electronics - Semiconductor Equipment (1.82%)
      12,230     Kla-Tencor Corp.*                                      606,119
--------------------------------------------------------------------------------

Electronics - Semiconductor Manufacturing (3.86%)
       7,000     Analog Devices, Inc.*                                  310,730
      12,000     Intel Corp.                                            377,400
      15,000     Sanmina SCI Corp.*                                     298,500
      10,700     Texas Instruments, Inc.                                299,600
--------------------------------------------------------------------------------
                                                                      1,286,230
--------------------------------------------------------------------------------

Finance - Investment Brokers (1.22%)
       7,260     Morgan Stanley Dean Witter & Co.                       406,124
--------------------------------------------------------------------------------

Finance - Mortgage & Related Services (1.43%)
       7,300     Freddie Mac                                            477,420
--------------------------------------------------------------------------------

Financial Services - Miscellaneous (1.95%)
      19,800     Concord EFS, Inc.*                                     649,044
--------------------------------------------------------------------------------

Insurance - Property/Casualty/Title (2.09%)
       8,780     American International Group, Inc.                     697,132
--------------------------------------------------------------------------------

Internet - Network Security/Solutions (2.52%)
      22,100     VeriSign, Inc.*                                        840,684
--------------------------------------------------------------------------------

Media - Cable TV (6.27%)
      20,293     Charter Communications, Inc.*                          333,414
      13,350     Comcast Corp. - Special Class A*                       480,600
      26,500     EchoStar Communications Corp. -
                 Class A*                                               727,955
      39,170     Liberty Media Corp. - Class A*                         548,380
--------------------------------------------------------------------------------
                                                                      2,090,349
--------------------------------------------------------------------------------

Medical - Biomedical/Genetics (4.07%)
      10,380     Amgen, Inc.*                                           585,847
      14,230     Genentech, Inc.*                                       771,978
--------------------------------------------------------------------------------
                                                                      1,357,825
--------------------------------------------------------------------------------

Common Stock (93.66%) - continued
Medical - Drug/Diversified (1.17%)
       7,000     Abbott Laboratories                                  $ 390,250
--------------------------------------------------------------------------------
Medical - Ethical Drugs (8.94%)
      17,890     American Home Products Corp.                         1,097,730
      28,300     Pfizer, Inc.                                         1,127,755
      17,680     Pharmacia Corp.                                        754,052
--------------------------------------------------------------------------------
                                                                      2,979,537
--------------------------------------------------------------------------------

Medical - Hospitals (3.37%)
      11,500     HCA, Inc.                                              443,210
      11,550     Tenet Healthcare Corp.*                                678,216
--------------------------------------------------------------------------------
                                                                      1,121,426
--------------------------------------------------------------------------------

Medical - Instruments (1.68%)
      10,950     Medtronic, Inc.                                        560,750
--------------------------------------------------------------------------------

Medical - Products (1.38%)
       8,600     Baxter International, Inc.                             461,218
--------------------------------------------------------------------------------

Medical - Wholesale Drugs/Sundries (1.51%)
       7,800     Cardinal Health, Inc.                                  504,348
--------------------------------------------------------------------------------

Oil & Gas - International Integrated (2.00%)
      10,720     Suncor Energy, Inc.                                    353,117
       4,480     TotalFinaElf SA - Spon. ADR                            314,675
--------------------------------------------------------------------------------
                                                                        667,792
--------------------------------------------------------------------------------

Oil & Gas - Machinery & Equipment (2.00%)
       8,300     Baker Hughes, Inc.                                     302,701
       9,800     Weatherford International, Inc.*                       365,148
--------------------------------------------------------------------------------
                                                                        667,849
--------------------------------------------------------------------------------

Oil & Gas - Production/Pipeline (1.10%)
      14,300     The Williams Cos., Inc.                                364,936
--------------------------------------------------------------------------------

Retail - Consumer Electronics (1.23%)
       5,500     Best Buy Co., Inc.*                                    409,640
--------------------------------------------------------------------------------

Retail - Major Discount Chains (2.81%)
       4,170     Target Corp.                                           171,179
      13,300     Wal-Mart Stores, Inc.                                  765,415
--------------------------------------------------------------------------------
                                                                        936,594
--------------------------------------------------------------------------------

Retail/Wholesale - Building Products (1.21%)
       7,900     Home Depot, Inc.                                       402,979
--------------------------------------------------------------------------------

Telecommunications - Cellular (1.58%)
      21,620     Sprint Corp. (PCS Group)*                              527,744
--------------------------------------------------------------------------------


Berger IPT - Large Cap Growth Fund o December 31, 2001 Annual Report

                                              BERGER IPT - LARGE CAP GROWTH FUND
================================================================================

SCHEDULE OF INVESTMENTS


                                                              December 31, 2001
--------------------------------------------------------------------------------
Shares/Par Value                                                          Value
--------------------------------------------------------------------------------


COMMON STOCK (93.66%) - CONTINUED
Telecommunications - Equipment (2.42%)
      18,334     Nokia Corp. - Spon. ADR                              $ 449,733
       7,040     QUALCOMM, Inc.*                                        355,520
--------------------------------------------------------------------------------
                                                                        805,253
--------------------------------------------------------------------------------

Total Common Stock
(Cost $30,807,421)                                                   31,208,284
--------------------------------------------------------------------------------

Corporate Debt - Convertible (1.24%)
Computer Software - Enterprise (1.24%)
    $314,000     VERITAS Software Corp.;
                 1.86%, 8/13/2006                                       414,480
--------------------------------------------------------------------------------
Total Corporate Debt - Convertible
(Cost $552,478)                                                         414,480
--------------------------------------------------------------------------------

Repurchase Agreement (4.18%)
  $1,393,000     State Street Repurchase Agreement,
                 1.40% dated December 31, 2001,
                 to be repurchased at $1,393,108 on
                 January 2, 2002, collateralized by
                 FHLB Agency Note, 5.00% -
                 February 14, 2003  with a value of
                 $1,423,456                                           1,393,000
--------------------------------------------------------------------------------
Total Repurchase Agreement
(Cost $1,393,000)                                                     1,393,000
--------------------------------------------------------------------------------
Total Investments (Cost $32,752,899) (99.08%)                        33,015,764
Total Other Assets, Less Liabilities (0.92%)                            307,114
--------------------------------------------------------------------------------
Net Assets (100.00%)                                                $33,322,878
--------------------------------------------------------------------------------

*Non-income producing security.
ADR  - American Depositary Receipt.
FHLB - Federal Home Loan Bank


See notes to financial statements.


            Berger IPT - Large Cap Growth Fund o December 31, 2001 Annual Report

8

BERGER IPT-LARGE CAP
GROWTH FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

                                                                             December 31, 2001
----------------------------------------------------------------------------------------------
ASSETS
Investments, at cost                                                              $ 32,752,899
----------------------------------------------------------------------------------------------
Investments, at value                                                               33,015,764
Cash                                                                                    48,444
Receivables
   Investment securities sold                                                          356,210
   Dividends                                                                            21,426
   Interest                                                                              2,259
----------------------------------------------------------------------------------------------
        TOTAL ASSETS                                                                33,444,103
----------------------------------------------------------------------------------------------

LIABILITIES
Payables
   Fund shares redeemed                                                                 89,723
Accrued investment advisory fees                                                        21,348
Accrued custodian and accounting fees                                                    3,912
Accrued transfer agent fees                                                                282
Accrued audit fees                                                                       5,940
Accrued shareholder reporting fees                                                          20
----------------------------------------------------------------------------------------------
        Total Liabilities                                                              121,225
----------------------------------------------------------------------------------------------
Net Assets Applicable to Shares Outstanding                                       $ 33,322,878
----------------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS
Capital (par value and paid in surplus)                                           $ 48,421,999
Undistributed net investment income                                                    195,952
Undistributed net realized loss on securities and foreign currency transactions    (15,557,938)
Net unrealized appreciation on securities and foreign currency transactions            262,865
----------------------------------------------------------------------------------------------
                                                                                  $ 33,322,878
----------------------------------------------------------------------------------------------
Shares Outstanding (par value $0.01, unlimited shares authorized)                    1,949,294
----------------------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption Price Per Share                          $      17.09
----------------------------------------------------------------------------------------------


See notes to financial statements.


Berger IPT - Large Cap Growth Fund o December 31, 2001 Annual Report

                                                                               9
                                                  Financial Statements and Notes
================================================================================

STATEMENT OF OPERATIONS

                                                                                  For the Year Ended
                                                                                   December 31, 2001
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (net of foreign taxes)                                                     $    269,962
   Interest                                                                                  286,306
----------------------------------------------------------------------------------------------------
        Total Income                                                                         556,268
----------------------------------------------------------------------------------------------------

EXPENSES
   Investment advisory fees                                                                  315,910
   Accounting fees                                                                             6,949
   Custodian fees                                                                             21,572
   Transfer agent fees                                                                         4,008
   Registration fees                                                                             555
   Audit fees                                                                                 10,917
   Legal fees                                                                                  1,260
   Trustees' fees and expenses                                                                 3,455
   Shareholder reporting fees                                                                  7,603
   Other expenses                                                                                897
----------------------------------------------------------------------------------------------------
      Gross Expenses                                                                         373,126
      Less earnings credits                                                                  (14,151)
----------------------------------------------------------------------------------------------------
      Net Expenses                                                                           358,975
----------------------------------------------------------------------------------------------------
      Net Investment Income                                                                  197,293
----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS ON SECURITIES AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on securities and foreign currency transactions                        (13,189,923)
Net change in unrealized appreciation on securities and foreign currency transactions     (1,832,185)
----------------------------------------------------------------------------------------------------
Net Realized and Unrealized Loss on Securities and Foreign Currency Transactions         (15,022,108)
----------------------------------------------------------------------------------------------------

Net Decrease in Net Assets Resulting from Operations                                    $(14,824,815)
----------------------------------------------------------------------------------------------------

FOREIGN TAXES WITHHELD                                                                  $      4,160
----------------------------------------------------------------------------------------------------


See notes to financial statements.




            Berger IPT - Large Cap Growth Fund o December 31, 2001 Annual Report

10

BERGER IPT-LARGE CAP
GROWTH FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Year Ended December 31,
                                                                                      2001            2000
--------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                             $    197,293    $    170,361
Net realized loss on securities and foreign currency transactions                  (13,189,923)     (2,083,279)
Net change in unrealized appreciation on securities
   and foreign currency transactions                                                (1,832,185)     (6,140,656)
--------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations                               (14,824,815)     (8,053,574)
--------------------------------------------------------------------------------------------------------------

FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends (from net investment income)                                                (165,689)     (1,466,713)
--------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Dividends and Distributions to Shareholders           (165,689)     (1,466,713)
--------------------------------------------------------------------------------------------------------------

FROM FUND SHARE TRANSACTIONS
Proceeds from shares sold                                                           10,013,728      42,968,012
Net asset value of shares issued in reinvestment of dividends and distributions        165,689       1,466,713
Payments for shares redeemed                                                       (17,884,960)     (3,767,462)
--------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived from Fund Share Transactions          (7,705,543)     40,667,263
--------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                              (22,696,047)     31,146,976

NET ASSETS
Beginning of period                                                                 56,018,925      24,871,949
--------------------------------------------------------------------------------------------------------------
End of period                                                                     $ 33,322,878    $ 56,018,925
--------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                               $    195,952    $    164,348
--------------------------------------------------------------------------------------------------------------

TRANSACTIONS IN FUND SHARES
Shares sold                                                                            479,614       1,574,865
Shares issued to shareholders in reinvestment of dividends and distributions             9,746          64,670
Shares redeemed                                                                       (977,726)       (142,230)
--------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares                                                     (488,366)      1,497,305
Shares outstanding, beginning of period                                              2,437,660         940,355
--------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                                                    1,949,294       2,437,660
--------------------------------------------------------------------------------------------------------------

See notes to financial statements.


Berger IPT - Large Cap Growth Fund o December 31, 2001 Annual Report

NOTES TO FINANCIAL
STATEMENTS
December 31, 2001
                                                  Financial Statements and Notes
================================================================================

1.  Organization and Significant Accounting Policies

Organization

Berger IPT-Large Cap Growth Fund (the "Fund") (formerly Berger IPT-Growth and Income Fund) is a series of the Berger Institutional Products Trust (the "Trust"), a Delaware business trust, established on October 17, 1995. The Trust is organized as a diversified open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund, Berger IPT-Growth Fund, Berger IPT-Small Company Growth Fund , Berger IPT-New Generation Fund and Berger IPT-International Fund (collectively the "Funds") are the only portfolios established under the Trust, although others may be added in the future.

The Trust is registered under the Investment Company Act of 1940 and its shares are registered under the Securities Act of 1933. Shares of each Fund are fully paid and non-assessable when issued. All Shares issued by a particular Fund participate equally in dividends and other distributions by that Fund. The Trust's shares are not offered directly to the public, but are sold exclusively to insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies and to qualified plans.

Effective May 1, 2001, the trustees of the Berger IPT-Growth and Income Fund approved a change in the name and non-fundamental investment strategies of the Fund from that of a Growth and Income Fund to a Large Cap Growth Fund, and in doing so eliminated the Fund's secondary investment objective. As a result, the Fund will, under normal circumstances, invest at least 65% of its total assets in equity securities of companies whose market capitalization, at the time of initial purchase, is $10 billion or more.


Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. Securities listed on national exchanges, the Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if no last sale price is available, they are valued using the mean between their current bid and ask prices. Prices of foreign securities are converted to U.S. dollars using exchange rates determined prior to the close of the Exchange. Securities traded in the over-the-counter market are valued at the mean between their current bid and ask prices. Short-term obligations maturing within sixty days are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair values as determined in good faith pursuant to consistently applied procedures established by the trustees of the Fund.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the Fund's net asset value are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees of the Fund.

Calculation of Net Asset Value

The Fund's per share calculation of net asset value is determined by dividing the total value of its assets, less liabilities, by the total number of shares outstanding.

Federal Income Tax Status

It is the Fund's intention to comply with the provisions of subchapter M of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute all of its taxable income, if any, to shareholders. Therefore, no income tax provision is required.

Foreign Currency Translation

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such




            Berger IPT - Large Cap Growth Fund o December 31, 2001 Annual Report

12

NOTES TO FINANCIAL
STATEMENTS
December 31, 2001

================================================================================

securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date investments are purchased or sold. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium (see "Change in Accounting Principle" note). Gains and losses are computed on the identified cost basis for both financial statement and federal income tax purposes for all securities.

Change in Accounting Principle

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), was issued, and is effective for fiscal years beginning after December 15, 2000. Effective January 1, 2001, the Fund adopted the provisions of the Guide and, as a result, amortizes discount and premium on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund. Additionally, the effect of this change had no material impact on the Fund's components of net assets or on its changes in net assets from operations for the year ended December 31, 2001.

Common Expenses

Certain expenses, which are not directly allocable to a specific Fund of the Trust, are allocated pro rata to the Funds.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2.  Agreements

Berger LLC ("Berger") serves as the investment advisor to the Fund. As compensation for its services to the Fund, Berger receives an investment advisory fee according to the following annual rates of average daily net assets: .75% of the first $500 million; .70% of the next $500 million; and .65% over $1 billion. Such fee is accrued daily and paid monthly. Berger has agreed to waive its advisory fee and reimburse expenses to the Fund to the extent that normal operating expenses in any fiscal year (including the advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.00% of the average daily net assets of the Fund.

The Fund has entered into an administrative services agreement with Berger. Berger currently provides these administrative services to the Fund at no cost.

The Trust, on behalf of the Fund, has entered into a custody, recordkeeping and pricing agreement with State Street Bank and Trust Company ("State Street"). The custody, recordkeeping and pricing agreement provides for the monthly payment of a fee computed as a percentage of average daily net assets on a total relationship basis with other Berger Funds. State Street's fees for custody, recordkeeping and pricing are subject to reduction by credits earned by the Fund, based on the cash balances of the Fund held by State Street as custodian. Such reductions are included in Earnings Credits on the Statement of Operations.

Certain officers and/or directors of Berger are also officers and/or trustees of the Trust. Trustees who are not affiliated with Berger are compensated for their services by the Funds. Such fees are allocated among the entire Berger Funds complex. For the year ended December 31, 2001, such trustees' fees and expenses totaled $3,455 for the Fund.

The Trust adopted a trustee fee deferral plan (the "Plan") which allows the non-affiliated trustees to defer the receipt of all or a portion of the trustee fees payable. The deferred fees are invested in various funds advised by Berger until distribution in accordance with the Plan.

3. Investment Transactions

Purchases and Sales

Purchases and sales proceeds of investment securities (excluding short-term securities) were $41,007,081 and $48,268,203, respectively, for the year ended December 31, 2001.

There were no purchases or sales of long-term U.S. government securities during the period.



Berger IPT - Large Cap Growth Fund o December 31, 2001 Annual Report

                                                                              13
                                                  Financial Statements and Notes
================================================================================

Repurchase Agreements

Repurchase agreements held by the Fund are fully collateralized by U.S. government or government agency securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Concentration of Risk

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risk resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency Transactions in the Statement of Operations includes fluctuations from currency exchange rates and fluctuations in market value.

4.  Federal Income Taxes

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends to shareholders was $165,689 of ordinary income distributions. Dividends received by shareholders of the Fund, which are derived from foreign source income, and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses and foreign currency transactions. Accordingly, these permanent differences have been reclassified to paid-in-capital.

The tax components of capital represent distribution requirements the Fund must satisfy and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years.

                            Tax Components of Capital

--------------------------------------------------------------------------------
Federal Tax Cost of Securities                                     $ 34,768,795
Tax appreciation                                                   $  2,903,018
Tax depreciation                                                     (4,656,049)
  Net tax appr./(depr.)                                              (1,753,031)
Undist. ordinary income                                                 195,952
Accumulated capital losses                                          (10,165,612)
Post-October loss deferral                                           (3,376,430)
Cumulative effect of other timing difference                                 --
--------------------------------------------------------------------------------

The primary difference between book and tax appreciation/depreciation is due to wash sale loss deferrals. Accumulated capital losses represent net capital loss carryovers, which may be used to offset future realized capital gains for federal income tax purposes, and expire in 2008 and 2009. During the year ended December 31, 2001, the Fund elected to defer the post-October 31 net capital and/or currency losses, above, to the year ended December 31, 2002.

5.  Line of Credit

The Fund is party to an ongoing agreement with State Street that allows funds managed by Berger, collectively, to borrow up to $100 million for temporary or emergency purposes. Interest, based on the Federal Funds Rate plus a spread, is charged to the specific party that executes the borrowing. In addition, the unsecured line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. The Fund had no line of credit borrowings outstanding at December 31, 2001.

6.  Subsequent Events

In January 2002, Berger changed its name to Berger Financial Group LLC. This name change will not impact the investment advisory services provided to or on the fees borne by the Fund for advisory services.





            Berger IPT - Large Cap Growth Fund o December 31, 2001 Annual Report

14

FINANCIAL
HIGHLIGHTS

================================================================================

BERGER IPT-LARGE CAP GROWTH FUND

For a Share Outstanding Throughout the Period

                                                                                     Year Ended December 31,
                                                       ---------------------------------------------------------------------------
                                                               2001            2000            1999           1998            1997
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $      22.98    $      26.45    $      16.63   $      13.39    $      11.14
----------------------------------------------------------------------------------------------------------------------------------
From investment operations
Net investment income                                          0.12            0.05            0.02           0.10            0.01
      Net realized and unrealized gains (losses) from
        investments and foreign currency transactions         (5.92)          (2.90)           9.80           3.25            2.75
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              (5.80)          (2.85)           9.82           3.35            2.76
----------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
      Dividends (from net investment income)                  (0.09)             --              --          (0.11)          (0.10)
      Distributions (from net realized gains on
        investments)                                             --           (0.62)             --             --           (0.41)
----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                             (0.09)          (0.62)             --          (0.11)          (0.51)
Net asset value, end of period                         $      17.09    $      22.98    $      26.45   $      16.63    $      13.39
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 (25.26)%        (10.75)%         59.05%         25.03%          24.99%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period                        $ 33,322,878    $ 56,018,925    $ 24,871,949   $  9,084,022    $  1,501,118
      Net expense ratio to average net assets(1)               0.89%           0.90%           1.00%          1.00%           1.00%
      Ratio of net investment income
         to average net assets                                 0.47%           0.38%           0.10%          1.10%           1.39%
      Gross expense ratio to average net assets                0.89%           0.90%           1.19%          1.99%           9.62%
      Portfolio turnover rate                                   102%             64%            149%           426%            215%

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

See notes to financial statements.


Berger IPT - Large Cap Growth Fund o December 31, 2001 Annual Report

REPORT OF INDEPENDENT
ACCOUNTANTS

================================================================================

To the Board of Trustees and Shareholders of Berger Institutional Products Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Berger IPT-Large Cap Growth Fund, formerly Berger IPT-Growth and Income Fund, (one of the portfolios constituting Berger Institutional Products Trust, hereafter referred to as the "Trust") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP



Denver, Colorado
February 4, 2002




            Berger IPT - Large Cap Growth Fund o December 31, 2001 Annual Report

16

OTHER MATTERS
(UNAUDITED)

================================================================================

For the fiscal year ended December 31, 2001, 99.79% of the ordinary income distributions declared by the Fund qualified for the dividends received deduction available to corporate shareholders.




Berger IPT - Large Cap Growth Fund o December 31, 2001 Annual Report

FUND TRUSTEES AND
OFFICERS (UNAUDITED)

================================================================================

The Fund is supervised by a board of trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's board hires the companies that run day-to-day Fund operations, such as the investment adviser, administrator, transfer agent and custodian. The following table provides information about each of the trustees and officers of the Trust.

                   POSITION(S)                                                                     NUMBER OF
                   HELD WITH THE                                                                   FUNDS IN
                   TRUST, TERM                                                                     FUND
                   OF OFFICE AND                                                                   COMPLEX       OTHER
NAME, ADDRESS      LENGTH OF                                                                       OVERSEEN BY   DIRECTORSHIPS
AND AGE            TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS                    TRUSTEE       HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Michael Owen       Chairman of    Dean of Zayed University (since September 2000). Formerly self-     22         N/A
210 University     the Board      employed as a financial and management consultant, and in real
Blvd.                             estate development (from June 1999 to September 2000). Dean
Suite 800                         (from 1993 to June 1999), and a member of the Finance faculty
Denver, CO 80206                  (from 1989 to 1993), of the College of Business, Montana State
                                  University. Formerly, Chairman and Chief Executive Officer of
DOB: 1937                         Royal Gold, Inc. (mining) (1976 to 1989).
----------------------------------------------------------------------------------------------------------------------------------
Dennis E. Baldwin  Trustee        President, Baldwin Financial Counseling (since July 1991).          22         N/A
210 University                    Formerly, Vice President and Denver Office Manager of Merrill
Blvd.                             Lynch Capital Markets (1978 to 1990).
Suite 800
Denver, CO 80206

DOB: 1928
----------------------------------------------------------------------------------------------------------------------------------
Katherine A.       Vice Chair of  Managing Principal (since September 1987), Sovereign Financial      22         N/A
Cattanach          the Board      Services, Inc. (investment consulting firm). Executive Vice
210 University                    President (1981 to 1988), Captiva Corporation, Denver, Colorado
Blvd.                             (private investment management firm). Ph.D. in Finance (Arizona
Suite 800                         State University); Chartered Financial Analyst (CFA).
Denver, CO 80206

DOB: 1945
----------------------------------------------------------------------------------------------------------------------------------
Paul R. Knapp       Trustee       Executive Officer of DST Systems, Inc. ("DST", a publicly traded     22        Director and Vice
210 University                    information and transaction processing company, which acts as the              President (February
Blvd.                             Funds' transfer agent (since October 2000). President of Vermont               1998 to November
Suite 800                         Western Assurance, Inc., a wholly owned subsidiary of DST                      2000) of West Side
Denver, CO 80206                  Systems (since December 2000). President, Chief Executive                      Investments, Inc.
                                  Officer and a director (September 1997 to October 2000) of DST                 (investments), a
DOB: 1945                         Catalyst, Inc., an international financial markets                             wholly owned sub-
                                  consulting, software and computer services company, (now DST                   sidiary of DST
                                  International, a subsidiary of DST). Previously (1991 to October               Systems, Inc.
                                  2000), Chairman, President, Chief Executive Officer and a director of Catalyst Institute (international public policy research organization focused primarily on financial markets and
                                  institutions); also (1991 to September 1997), Chairman, President,
                                  Chief Executive Officer and a director of Catalyst Consulting
                                  (international financial institutions business consulting firm).
----------------------------------------------------------------------------------------------------------------------------------
Harry T. Lewis, Jr. Trustee       Lewis Investments (since June 1988) (self-employed private          22         Director, J.D.
210 University                    investor). Formerly, Senior Vice President, Rocky Mountain                     Edwards & Co.
Blvd.                             Region, of Dain Bosworth Incorporated and member of that firm's                (1995 to March
Suite 800                         Management Committee (1981 to 1988).                                           2002); Director,
Denver, CO 80206                                                                                                 National Fuel
                                                                                                                 Corporation (oil &
DOB: 1933                                                                                                        gas production);
                                                                                                                 Advisory Director,
                                                                                                                 Otologics, LLC,
                                                                                                                 (implantable
                                                                                                                 hearing aid)
                                                                                                                 (since 1999);
                                                                                                                 Member of
                                                                                                                 Community Advisory
                                                                                                                 Board, Wells Fargo
                                                                                                                 Bank-Denver



            Berger IPT - Large Cap Growth Fund o December 31, 2001 Annual Report

18

FUND TRUSTEES AND
OFFICERS (UNAUDITED)

================================================================================

                   POSITION(S)
                   HELD WITH THE                                                                   NUMBER OF
                   TRUST,TERM OF                                                                   FUNDS IN FUND
                   OFFICE AND                                                                      COMPLEX       OTHER
NAME, ADDRESS      LENGTH OF                                                                       OVERSEEN BY   DIRECTORSHIPS
AND AGE            TIME SERVED       PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS                 TRUSTEE       HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
William Sinclaire  Trustee           President (since January 1998), Santa Clara LLC (privately        22        N/A
210 University                       owned agriculture company). President (January 1963 to January
Blvd.                                1998), Sinclaire Cattle Co. (privately owned agriculture com-
Suite 800                            pany).
Denver, CO 80206

DOB: 1928
----------------------------------------------------------------------------------------------------------------------------------
Albert C. Yates    Trustee           President (since 1990), Chancellor and Professor of Chemistry -   22        Member, Board of
210 University                       Department of Chemistry, of Colorado State University. Formerly             Directors, Adolph
Blvd.                                Executive Vice President and Provost (1983 to 1990), Academic               Coors Company
Suite 800                            Vice President and Provost (1981 to 1983) and Professor of                  (brewing company)
Denver, CO 80206                     Chemistry (1981 to 1990) of Washington State University. Vice               (since 1998);
                                     President and University Dean for Graduate Studies and Research             Member, Board of
                                     and Professor of Chemistry of the University of Cincinnati                  Directors, Dominion
DOB: 1941                            (1977 to 1981).                                                             Industrial Capital
                                                                                                                 Bank (1999 to
                                                                                                                 2000); Member,
                                                                                                                 Board of Directors,
                                                                                                                 Centennial Bank
                                                                                                                 of the West (since
                                                                                                                 2001)
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED         Messr. Thompson is considered an interested person of the Funds due to his positions held at Berger
TRUSTEES AND       Financial Group LLC (or its affiliated companies).
OFFICERS OF THE
TRUST
----------------------------------------------------------------------------------------------------------------------------------
Jack R. Thompson   President and     President and a director since May 1999 (Executive Vice           22        Audit Committee
210 University     Trustee of the    President from February 1999 to May 1999) of Berger Growth                  Member of the
Blvd.              Trust (since      Fund and Berger Large Cap Growth Fund. President and a trustee              Public Employees'
Suite 800          May 1999)         since May 1999 (Executive Vice President from February 1999 to              Retirement
Denver, CO 80206                     May 1999) of Berger Investment Portfolio Trust, Berger                      Association of
                                     Institutional Products Trust, Berger Worldwide Funds Trust,                 Colorado (pension
DOB: 1949                            Berger Worldwide Portfolios Trust and Berger Omni Investment                plan) from
                                     Trust. President and Chief Executive Officer since June 1999                November
                                     (Executive Vice President from February 1999 to June 1999) of               1997 to December
                                     Berger Financial Group LLC (formerly Berger LLC). Director,                 2001.
                                     President and Chief Executive Officer of Stilwell Management,
                                     Inc. (since September 1999). President and Chief Executive
                                     Officer of Berger/Bay Isle LLC (since May 1999). Self-employed as a consultant from July 1995 through February 1999. Director of Wasatch Advisors (investment management) from February
                                     1997 to February 1999.







----------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE
TRUST
----------------------------------------------------------------------------------------------------------------------------------
Jay W. Tracey,     Executive Vice    Executive Vice President of the Berger Funds (since August
CFA                President of the  2000). Executive Vice President and Chief Investment Officer of
210 University     Trust (since      Berger Financial Group LLC (since June 2000). Portfolio man-
Blvd.              August 2000)      ager of the Berger Growth Fund (since August 2000); team
Suite 800          and Portfolio     portfolio manager of the Berger Select Fund (since June 2000)
Denver, CO 80206   Manager (since    and the Berger Large Cap Growth Fund (from January 2001
DOB: 1954          June 2000)        through December 2001). Team portfolio manager (since
                                     December 2001) of the Berger Mid Cap Growth Fund and team
                                     interim portfolio manager (since December 2001) of the Berger
                                     New Generation Fund. Formerly, Vice President and portfolio man-
                                     ager at Oppenheimer Funds, Inc.(September 1994 to May 2000).


Berger IPT - Large Cap Growth Fund o December 31, 2001 Annual Report

                  POSITION(S)
                  HELD WITH THE
                  TRUST,TERM OF
                  OFFICE AND
NAME,ADDRESS      LENGTH OF
AND AGE           TIME SERVED       PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE
TRUST
----------------------------------------------------------------------------------------------------------------------------------
Steven L. Fossel, Vice President    Vice President (since August 2000) and portfolio manager (since
CFA               of the Trust      June 2000) of the Berger Balanced Fund. Vice President (since
210 University    (since August     August 2000) and team portfolio manager (since June 2000) of
Blvd.             2000) and         the Berger Select Fund. Vice President (since February 2001) and
Suite 800         Portfolio         portfolio manager (since December 2001) of the Berger Large
Denver, CO 80206  Manager (since    Cap Growth Fund; and team portfolio manager (from January
                  June 2000)        2001 through December 2001) of the Berger Large Cap Growth
DOB: 1968                           Fund. Interim portfolio manager (from June 2000 to January
                                    2001) of the Berger Large Cap Growth Fund. Vice President and
                                    portfolio manager of Berger Financial Group LLC (since June
                                    2000); senior equity analyst with Berger Financial Group LLC
                                    (from March 1998 to June 2000). Formerly, analyst and assistant portfolio manager with Salomon Brothers Asset Management
                                    (from August 1992 to February 1998).
----------------------------------------------------------------------------------------------------------------------------------
Janice M. Teague  Vice President    Vice President (since November 1998) and Assistant Secretary
210 University    of the Trust      (since February 2000 and previously from September 1996 to
Blvd.             (since November   November 1998) and Secretary (November 1998 to February
Suite 800         1998) and         2000) of the Berger Funds. Vice President (since October 1997),
Denver, CO 80206  Assistant         Secretary (since November 1998) and Assistant Secretary
                  Secretary (since  (October 1996 through November 1998) with Berger Financial
DOB: 1954         February 2000)    Group LLC. Vice President and Secretary with Berger
                                    Distributors LLC (since August 1998). Vice President and
                                    Secretary of Bay Isle Financial LLC (since January 2002).
                                    Formerly, self-employed as a business consultant (from June 1995 through September 1996).
----------------------------------------------------------------------------------------------------------------------------------
Andrew J. Iseman  Vice President    Vice President of the Berger Funds (since March 2001). Vice
210 University    of the Trust      President (since September 1999) and Chief Operating Officer
Blvd.             (since March      (since November 2000) of Berger Financial Group LLC. Manager
Suite 800         2001)             (since September 1999) and Director (June 1999 to September
Denver, CO 80206                    1999) of Berger Distributors LLC. Vice President-Operations
                                    (February 1999 to November 2000) of Berger Financial Group
DOB: 1964                           LLC. Associate (November 1998 to February 1999) with
                                    DeRemer & Associates (a consulting firm). Vice President-
                                    Operations (February 1997 to November 1998) and Director of
                                    Research and Development (May 1996 to February 1997) of
                                    Berger Financial Group LLC.
----------------------------------------------------------------------------------------------------------------------------------
Anthony R. Bosch  Vice President    Vice President of the Berger Funds (since February 2000). Vice
210 University    of the Trust      President (since June 1999) and Chief Legal Officer (since August
Blvd.             (since February   2000) with Berger Financial Group LLC. Vice President and Chief
Suite 800         2000)             Compliance Officer with Berger Distributors LLC (since
Denver, CO 80206                    September 2001). Vice President of Bay Isle Financial LLC
                                    (since January 2002). Formerly, Assistant Vice President of Federated
DOB: 1965                           Investors, Inc. (December 1996 through May 1999), and Attorney with the U.S. Securities and Exchange Commission (June 1990 through December 1996).
----------------------------------------------------------------------------------------------------------------------------------
Brian S. Ferrie   Vice President    Vice President of the Berger Funds (since November 1998). Vice
210 University    of the Trust      President (since February 1997), Treasurer and Chief Financial
Blvd.             (since November   Officer (since March 2001) and Chief Compliance Officer (from
Suite 800         1998)             August 1994 to March 2001) with Berger Financial Group LLC.
Denver, CO 80206                    Vice President (since May 1996), Treasurer and Chief Financial
                                    Officer (since March 2001) and Chief Compliance Officer (from
DOB: 1958                           May 1996 to September 2001) with Berger Distributors LLC.
----------------------------------------------------------------------------------------------------------------------------------



            Berger IPT - Large Cap Growth Fund o December 31, 2001 Annual Report

20

FUND TRUSTEES AND
OFFICERS (UNAUDITED)

================================================================================

                  POSITION(S)
                  HELD WITH THE
                  TRUST, TERM OF
                  OFFICE AND
NAME, ADDRESS     LENGTH OF
AND AGE           TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE
TRUST
----------------------------------------------------------------------------------------------------------------------------------
John A. Paganelli Vice President     Vice President (since November 1998), Treasurer (since March
210 University    (since November    2001) and Assistant Treasurer (November 1998 to March 2001)
Blvd.             1998) and          of the Berger Funds. Vice President (since November 1998) and
Suite 800         Treasurer (since   Manager of Accounting (January 1997 through November 1998)
Denver, CO 80206  March 2001)        with Berger Financial Group LLC. Formerly, Manager of
                  of the Trust       Accounting (December 1994 through October 1996) and Senior
DOB: 1967                            Accountant (November 1991 through December 1994) with
                                     Palmeri Fund Administrators, Inc.
---------------------------------------------------------------------------------------------------------------------------------
Sue Vreeland      Secretary of the   Secretary of the Berger Funds (since February 2000). Assistant
210 University    Trust (since       Secretary of Berger Financial Group LLC and Berger Distributors
Blvd.             February 2000)     LLC (since June 1999) and Bay Isle Financial LLC (since
Suite 800                            December 2001). Formerly, Assistant Secretary of the Janus
Denver, CO 80206                     Funds (from March 1994 to May 1999), Assistant Secretary of
                                     Janus Distributors, Inc. (from June 1995 to May 1997) and
DOB: 1948                            Manager of Fund Administration for Janus Capital Corporation
                                     (from February 1992 to May 1999).
----------------------------------------------------------------------------------------------------------------------------------
David C. Price    Assistant Vice     Assistant Vice President (since March 2001) of the Berger Funds.
210 University    President of the   Assistant Vice President-Compliance (since March 2001) and
Blvd.             Trust (since       Manager-Compliance (October 1998 through March 2001) with
Suite 800         March 2001)        Berger Financial Group LLC. Formerly, Senior Auditor (August
Denver, CO 80206                     1993 through August 1998) with PricewaterhouseCoopers LLP, a public accounting firm. Licensed as a Certified Public
                                     Accountant.
DOB: 1969
----------------------------------------------------------------------------------------------------------------------------------
Lance V. Campbell Assistant          Assistant Treasurer (since March 2001) of the Berger Funds.
210 University    Treasurer of the   Assistance Vice President (since January 2002) and Manager of
Blvd.             Trust (since       Investment Accounting (August 1999 through January 2002)
Suite 800         March 2001)        with Berger Financial Group LLC. Formerly, Senior Associate
Denver, CO 80206                     (December 1998 through August 1999) and Associate (August
                                     1997 through December 1998) with PricewaterhouseCoopers
DOB: 1972                            LLP, and Senior Fund Accountant (January 1996 through July
                                     1997) with INVESCO Funds Group.
----------------------------------------------------------------------------------------------------------------------------------

Additional information about the Fund and its trustees is available in the Fund's Statement of Additional Information, which can be obtained free of charge by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958
(800) 333-1001
bergerfunds.com



Berger IPT - Large Cap Growth Fund o December 31, 2001 Annual Report
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[BERGER FUNDS LOGO]                                                   IPTLCGANN